Commitments and Contingencies (Details Textual) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	0 Months Ended	1 Months Ended	6 Months Ended	0 Months Ended		6 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2014 Medeor [Member]	Dec. 31, 2007 Licensing Agreements [Member] Drugs	May 31, 2014 Licensing Agreements [Member]	Jun. 30, 2014 Licensing Agreements [Member]	Dec. 31, 2007 Licensing Agreements [Member] Minimum [Member]	Dec. 31, 2007 Licensing Agreements [Member] Maximum [Member]	Jun. 30, 2014 Lease Agreements [Member]	Dec. 31, 2013 Lease Agreements [Member]	Dec. 31, 2012 Lease Agreements [Member]	Jun. 30, 2014 Legal [Member]
Operating Leased Assets [Line Items]
Questionable expense					$ 1,500,000
Number of licensed products					2
Common stock shares exchange								15 years	20 years
Royalties description										67,800	64,600	13,300
Questionable expense	1,500,000												1,500,000
Cancellation of warrants to purchase common stock	868,213
Common stock shares exchange													868,213
Royalties description		License fee of $1,500,000 and will earn royalties of up to 12% of net sales for up to two licensed products it is currently developing.
Issuance of common stock to acquire Medeor, License agreement			$ 3,750,000
Royalty payments description
(A) royalty payments up to 2% on net sales of licensed products that are not sold by sublicensee and (B) on each and every sublicense earned royalty payment received by licensee from its sublicensee on sales of license product.

Royalty received by licensee description
 (i) 20% of the royalties received by licensee; or (ii) up to 2% of net sales of sublicensee. The Company will also make milestone payments of up to $4 million and up to $2 million, for the first commercial sale of product in the field that has a single active pharmaceutical ingredient, and for the first commercial sale of product in the field of product that has more than one active pharmaceutical ingredient, respectively.